Earnings Per Common Share Applicable To Common Shareholders Of MUFG (Reconciliation Of Net Income (Loss) And Weighted Average Number Of Common Shares Outstanding Used For The Computation Of Basic EPS To The Adjusted Amounts For The Computation Of Diluted EPS) (Details) (JPY ¥)
In Millions, except Share data in Thousands, unless otherwise specified
	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Income (loss) (Numerator):
Net income (loss) attributable to Mitsubishi UFJ Financial Group	¥ 416,231	¥ 452,645	¥ 868,662
Income allocable to preferred shareholders:
Cash dividends paid	(17,940)	(20,940)	(21,678)
Net income (loss) available to common shareholders of Mitsubishi UFJ Financial Group	398,291	431,705	846,984
Effect of dilutive instruments:
Convertible preferred stock - Mitsubishi UFJ Merrill Lynch PB Securities Co., Ltd	(589)	(1,232)	(1,123)
Stock options - kabu.com Securities			(1)
Net income (loss) available to common shareholders of Mitsubishi UFJ Financial Group and assumed conversions	¥ 397,702	¥ 430,473	¥ 845,860
Shares (Denominator):
Weighted average common shares outstanding	14,140,136	14,131,567	12,324,315
Effect of dilutive instruments:
Convertible preferred stock	1	1	1
Stock options	16,683	13,169	8,365
Weighted average common shares for diluted computation	14,156,820	14,144,737	12,332,681
Basic earnings per common share applicable to common shareholders of MUFG:
Basic earnings per common share-net income available to common shareholders of Mitsubishi UFJ Financial Group	¥ 28.17	¥ 30.55	¥ 68.72
Diluted earnings per common share applicable to common shareholders of MUFG:
Diluted earnings per common share-net income available to common shareholders of Mitsubishi UFJ Financial Group	¥ 28.09	¥ 30.43	¥ 68.59